Inventories - Schedule of Inventory (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Inventories [Abstract]
Products available for sale	$ 59,829	$ 56,444
Goods in transit	18,509	24,997
Inventories	$ 78,338	$ 81,441